PREFERRED INCOME FUND
INCORPORATED

Dear Shareholder:

     The Preferred Income Fund's portfolio continues to produce good results. The returns on net asset value were 5.8% in the first half of fiscal 1998 and 14.3% for the most recent 12 months. However, the numbers make it look easier than it really was.

     The success we have enjoyed in fiscal 1998 so far has been primarily due to our active management of the Fund's preferred portfolio. Overall market conditions were of little help at best, and in some ways they were downright unfavorable. At times we felt a little like a salmon swimming up stream. Being in the right place at the right time was critical.

     All sectors of the Fund's portfolio of hedged preferreds produced good returns and overcame what we spent for our hedges. The strongest contributor was traditional preferreds eligible for the Dividends Received Deduction ("DRD") available to corporate investors. However, adjustable rate preferreds ("ARPs") and hybrid preferred securities also turned in good results. The best returns of all were on our holdings of income oriented common stocks, which represent a very small part of the Fund's portfolio.

     The market for traditional preferreds eligible for the DRD has become an interesting study in contrasts. As a result of the "creeping scarcity" of such issues (which we have discussed many times before in these letters), many traditional preferreds have reached prices that offer only "ho hum" investment value. At the same time, the small number of new issues of traditional preferreds coming to market has included several extraordinarily attractive special situations. Are we buyers or sellers of traditional preferreds? The answer is "Both!", but probably more of the latter.

     In the first half of this year, we continued the steady reduction in the Fund's position in ARPs that began over a year ago. These holdings are also eligible for the DRD and have benefited from the creeping scarcity phenomenon. Many of the ARPs that we disposed of were either retired by their issuers at attractive prices or sold by us at prices that anticipated such retirements. This has been a very successful reversal of the substantial increase in the Fund's holdings of ARPs accomplished in 1995 and 1996 when they seemed particularly cheap.

     Our experience with hybrid preferreds is proof of the old adage that "All's well that ends well." The hybrid market performed rather poorly in the first half of this year, causing problems for investors who were slow to react. In contrast, the Fund traded very actively in this sector of the preferred market and earned a good return on hybrids while the market adjustment was taking place. The end result: We now own significantly more hybrid preferreds, which seem quite attractively valued at their current prices. The Question and Answer Section that follows goes into this in greater detail.

     As you can see from the pie charts, there has been a significant shift in the Fund's portfolio over the last year from traditional fixed rate and adjustable rate preferreds into hybrid preferreds. It would be nice to say that this was the product of a "grand plan." More realistically, it is just the cumulative result of our efforts each day to buy whatever is cheap and sell whatever is not. This is how we think money should be managed, and it seems to work.


                                [PIE CHARTS]

             5/31/97                                        5/31/98
             -------                                        -------

                             Preferred Income Fund

                                                                  26.5%
   39.4%                                                                1.5%
                     2.1%                                                 2.3%
                       .1%
                                                   37.6%
                     17.1%


41.3%                                                                     32.1%

                          --------------------------------------
                           ---- Adjustable Rates
                           ---- Traditional Fixed Rates
                           ---- Non-DRD Preferreds & Securities
                                (Hybrids)
                           ---- Common Stock
                           ---- Cash & Other
                          --------------------------------------

     While all of the foregoing activity was going on in the trenches of our preferred portfolio, interest rates were wandering almost aimlessly. A small decline in interest rates in May represented the only net change for the fiscal first-half. In this kind of environment, our hedging is analogous to buying insurance and never making a claim. Nonetheless, we will continue to hedge until we discover a crystal ball that will tell us in advance when interest rate trends are going to be this boring.

     We are also pleased to report that the shareholders approved at the Fund's Annual Meeting the "supermajority" requirement proposed by management. This provision will make it more difficult to change certain key aspects of the Fund without widespread support from the directors and the shareholders. These features include the income objective of the Fund, its diversified status, and the prohibition against the Fund attempting to "take over" other companies.

     I urge you to read the following Question and Answer Section, which contains additional information about your Fund.

                                         Sincerely yours,

                                         /s/ Robert T. Flaherty
                                         Robert T. Flaherty
                                         Chairman of the Board

June 8, 1998

                             QUESTIONS AND ANSWERS

WHAT IS THE DIFFERENCE BETWEEN TRADITIONAL PREFERREDS AND HYBRID PREFERREDS?

     It is all basically a matter of taxes. In other respects, the two are really very similar.

     Traditional preferreds are treated for tax purposes just like any other equity security such as common stock. The issuer receives no deduction for tax purposes for the dividend payments made to the holders of the preferred. On the other hand, those dividends are 70% tax free to corporate investors due to the Dividends Received Deduction ("DRD"). The purpose of the DRD is to eliminate in part the double taxation of these dollars at the corporate level that would otherwise occur.

     Hybrid preferreds were created about 5 years ago for the purpose of allowing issuers to get a deduction for the dividend payments on preferreds, just like they deduct interest payments on debt securities. Since no tax is paid by the issuer, there is no double tax to avoid and no DRD available to a corporate holder of hybrids. Initially, hybrids were primarily purchased by individual investors, but the market has now broadened to include institutions as well.

WHY HAS THE EMERGENCE OF HYBRIDS CREATED A "CREEPING SCARCITY"
OF TRADITIONAL PREFERREDS?

     Since the issuer gets a tax deduction, it can afford to pay investors higher rates on hybrid preferreds and still be better off after taxes than if it issued traditional preferreds. At the beginning, the market did not "charge" enough more for hybrids to offset this tax advantage, so issuers concentrated new financing in hybrids, both for raising new capital and for refinancing outstanding issues of traditional preferreds. The following graph highlights rather dramatically the rapid growth in hybrid securities outstanding compared to the sluggish growth and, ultimately, the shrinkage of traditional preferreds.

              Measurement Period                                                HYBRID NET
            (Fiscal Year Covered)                  DRD NET ISSUANCE              ISSUANCE
1991                                                      3.55                      0.00
1992                                                      7.17                      0.00
1993                                                      3.67                      0.55
1994                                                      0.84                      3.39
1995                                                     -6.70                     10.71
1996                                                      0.04                     30.79
1997                                                     -7.07                     22.84
1998                                                     -1.74                     13.81

WILL THE CREEPING SCARCITY GO ON INDEFINITELY?

     The market has gotten smarter with the passage of time. Corporate investors interested in the DRD have forced down the yields on the remaining supply of traditional preferreds (by pushing their prices up). Simultaneously, as more companies have issued hybrid preferreds, the market has demanded higher yields for investors to soak up the supply. As a result, the markets have now come into a balance that reasonably reflects the differences in tax treatment. We believe we are close to the point where the two types of preferreds can co-exist "peacefully".

     The IRS has recently thrown a wild card into this game. It has audited one of the original issuers of hybrids and has challenged in court the favorable tax treatment received by the issuer. The IRS says it cannot see any real difference between hybrid preferreds and equity financing such as traditional preferreds and that the two should be treated the same. There is, of course, no way of knowing now how this dispute might be resolved. A better bet is that Wall Street will find a way around whatever comes out of this case and that hybrid preferreds or similar securities are here to stay.

HOW DID THE FUND DO SO WELL IN SUCH A TOUGH MARKET FOR HYBRIDS?

     The hybrid preferred market suffered from a "one-two punch" in the fiscal first half. First, the financial problems in Asia impacted hybrids along with the corporate bond market generally. Second, a steady stream of 44 new issues of hybrids put additional supply pressure on the market. Relative to the Treasury bond market (which is the basis of our hedges), all 44 new hybrid issues were cheaper on May 31st than when they were initially offered to the public.

     Selectivity is key in a market like this. We participated, at one time or another, in only 13 of the 44 new hybrid issues and purchased only two in their initial public offerings. Most of our purchases were designed to take advantage of temporary market mispricings that we identified. It was essential to move elsewhere after those opportunities were captured, and we did. Individually, none of these moves was a "big deal"; but collectively, they added up to something very worthwhile.

HOW WILL THE GROWTH OF HYBRIDS AFFECT THE PORTION OF THE FUND'S DIVIDENDS QUALIFYING FOR THE DRD?

     The percentage of the Fund's dividends eligible for the DRD will probably decline as time goes by. This seems like an inevitable result as hybrids account for an ever larger proportion of the overall preferred market. As of May 31, 1998, however, traditional preferreds that qualify for the DRD still accounted for almost two-thirds of the Fund's portfolio.

     The good news is that increasing the Fund's holdings of hybrids typically has a positive effect on our income. We expect that, over a period of time, this will provide a meaningful offset to the reduced availability of the DRD to our shareholders that are subject to corporate income taxes.

IS THERE ANYTHING NEW ON THE DISCOUNT OF THE MARKET PRICE OF THE FUND SHARES FROM NET ASSET VALUE?

     The following graph tells the story. The discount from net asset value continues to fluctuate in a rather narrow range. This allows the market price of the Fund's shares to reflect the positive performance of their underlying NAV.

                                    [GRAPH]

                                  PFK
                                GRAPHS
                               PREMIUM/
                  DATE         DISCOUNT
                  ----        --------

                02/08/91           8.42
                02/15/91           4.38
                02/22/91           3.95
                03/01/91           4.24
                03/08/91           1.83
                03/15/91           1.51
                03/22/91           2.01
                03/29/91           2.30
                04/05/91           1.49
                04/12/91           1.96
                04/19/91           3.14
                04/26/91           2.68
                05/03/91           2.30
                05/10/91           1.20
                05/17/91           1.46
                05/24/91           1.39
                05/31/91           5.10
                06/07/91           4.23
                06/14/91           3.37
                06/21/91           6.16
                06/28/91           6.59
                07/05/91           7.26
                07/12/91           6.59
                07/19/91           6.43
                07/26191           5.49
                08/02/91           6.78
                08/09/91           4.15
                08/16/91           3.72
                08/23/91           5.71
                08/30/91           3.14
                09/06/91           5.70
                09/13/91           8.83
                09/20/91           5.75
                09/27/91           6.06
                10/04/91           7.64
                10/11/91           7.45
                10/18/91           7.19
                10/25/91           5.87
                11/01/91           6.93
                11/08191           8.27
                11/15/91           8.01
                11/22/91           6.50
                11/29/91           8.07
                12/06/91           6.41
                12/13/91           7.91
                12/20/91           8.39
                12/27/91          10.57
                01/03/92          11.68
                01/10/92          12.67
                01117/92           9.78
                01/24/92           9.12
                01/31/92           4.17
                02/07/92           4.04
                02/14/92           6.13
                02/21/92           4.90
                02/28/92           3.81
                03/06/92           3.39
                03/13/92           3.75
                03/20/92           3.87
                03/27/92           3.27
                04/03/92           3.57
                04110/92           3.81
                04/17/92           4.64
                04/24/92           4.93
                05/01/92           5.23
                05108/92           3.12
                05/15/92           3.47
                05/22/92           0.83
                05129/92           0.39
                06/05/92           2.34
                06112/92           3.08
                06/19/92           2.27
                06/26/92           4.91
                07/03/92           4.91
                07/10/92           5.25
                07/17/92           5.70
                07/24/92           7.12
                07/31/92           5.80
                08/07/92           5.34
                08/14/92           3.89
                08/21/92           3.06
                08/28/92           2.50
                09/04/92           2.28
                09/11/92           3.56
                09/18/92           4.89
                09/25/92           4.06
                10/02/92           7.16
                10/09/92           4.83
                10/16/92           4.17
                10/23/92           3.78
                10/30/92           8.40
                11/06/92           3.78
                11/13/92           5.90
                11/20/92           5.51
                11/27/92           5.74
                12/04/92           6.80
                12/11/92           6.01
                12/18/92           5.82
                12/25/92           6.18
                01/01/93           7.39
                01/08/93           9.87
                01/15/93          11.45
                01/22/93          10.21
                01/29/93           7.60
                02/05/93           6.02
                02/12/93           4.52
                02/19/93           4.34
                02/26/93           6.28
                03/05/93           9.09
                03/12/93           6.07
                03/19/93           2.48
                03/26/93           6.38
                04/02/93           8.76
                04/09/93           7.64
                04/16/93           6.71
                04/23/93           7.64
                04/30/93           6.77
                05/07/93           9.18
                05/14/93           7.79
                05/21/93           7.00
                05/28/93           7.40
                06/04/93           4.97
                06/11/93           5.26
                06/18/93           5.60
                06/25/93           7.03
                07/02/93           4.51
                07/09/93           5.41
                07/16/93           4.90
                07/23/93           5.76
                07/30/93           5.98
                08/06/93           7.90
                08/13/93           4.84
                08/02/93           3.77
                08/27/93           4.34
                09/03/93           4.50
                09/10/93           3.61
                09/17/93           4.00
                09/24/93           3.21
                10/01/93           2.93
                10/08/93           1.10
                10/15/93           1.73
                10/22/93           0.48
                10/29/93          -0.75
                11/05/93           0.95
                11/12/93           0.19
                11/19/93          -3.16
                11/26/93           0.30
                12/03/93          -1.75
                12/10/93          -1.03
                12/17/93           3.23
                12/24/93          -0.51
                12/31/93          -2.87
                01/07/94           0.93
                01/14/94           0.75
                01/21/94          -2.00
                01/28/94          -3.16
                02/04/94          -1.96
                02/11/94          -2.24
                02/18/94          -7.41
                02/25/94          -5.39
                03/04/94          -0.89
                03/11/94          -2.70
                03/18/94          -3.79
                03/25/94          -5.05
                04/01/94          -4.66
                04/08/94          -7.13
                04/15/94          -5.96
                04/22/94          -5.98
                04/29/94          -8.63
                05/06/94          -5.81
                05/13/94          -6.35
                05/20/94          -4.09
                05/27/94          -3.97
                06/03/94          -2.86
                06/10/94           1.46
                06/17/94          -0.37
                06/24/94           1.75
                07/01/94           0.06
                07/08/94           0.63
                07/15/94           1.88
                07/22294          -0.84
                07/29/94          -0.79
                08/05/94          -1.57
                08/12/94          -2.15
                08/19/94          -2.63
                08/26/94          -4.39
                09/02/94          -3.79
                09/09/94          -2.32
                09/16/94          -2.93
                09/23/94          -2.73
                09/30/94          -5.65
                10/07/94         -11.41
                10/14/94         -12.51
                10/21/94         -14.16
                10/28/94          -7.32
                11/04/94          -9.48
                11/11/94          -9.12
                11/18/94          -9.51
                11/23/94          -7.03
                12/02/94          -5.93
                12/09/94          -5.08
                12/16/94          -5.54
                12/23/94          -8.22
                12/30/94          -7.44
                01/06/95          -1.10
                01/13/95          -1.34
                01/20/95          -5.25
                01/27/95          -6.97
                02/03/95           0.61
                02/10/95          -2.89
                02/17/95          -4.19
                02/24/95          -0.92
                03/03/95           0.35
                03110/95          -3.58
                03/17/95          -5.79
                03/24/95          -5.68
                03/31/95          -2.90
                04/07/95          -2.56
                04/14/95          -3.04
                04/21/95          -4.39
                04/28/95          -2.71
                05/05/95          -3.98
                05/12/95          -2.62
                05/19/95          -4.10
                05/26/95          -8.70
                06/02/95          -2.59
                06/09/95          -6.08
                06/16/95          -7.59
                06/23/95          -8.84
                06/30/95          -7.53
                07/07/95          -8.44
                07/14/95          -9.14
                07/21/95          -9.76
                07/28/95          -9.17
                08/04/95          -8.88
                08/11/95          -9.35
                08/18/95          -9.42
                08/25/95          -8.32
                09/01/95          -6.98
                09/08/95          -8.16
                09/15/95          -9.68
                09/22/95          -9.78
                09/29/95          -8.97
                10/06/95          -8.93
                10/13/95         -10.94
                10/20/95         -10.48
                10/27/95         -12.10
                11/03/95         -11.51
                11/10/95         -11.46
                11/17/95         -11.17
                11/24/95         -10.43
                12/01/95         -10.71
                12/08/95         -11.92
                12/15/95         -12.44
                12/22/95         -12.56
                12/29/95         -13.13
                01/05/96         -13.65
                01/12/96         -14.35
                01/19/96         -14.59
                01/26/96         -12.51
                02/02/96         -12.44
                02/09/96         -12.38
                02/16/96         -13.60
                02/23/96         -12.81
                03/01/96         -11.18
                03/08/96         -10.89
                03/15/96         -15.21
                03/22/96         -15.64
                03/29/96         -14.64
                04/05/96         -13.43
                04/12/96         -14.77
                04/19/96         -14.02
                04/26/96         -14.88
                05/03/96         -14.77
                05/10/96         -15.32
                05/17/96         -13.63
                05/24/96         -14.32
                05/31/96         -11.11
                06/07/96         -11.80
                06/14/96         -10.83
                06/21/96         -11,29
                06/28/96         -10.49
                07/05/96         -10.31
                07/12/96         -10.60
                07/19/96         -10.71
                07/26/96         -10.77
                08/02/96         -10.26
                08/09/96          -5.74
                08/16/96          -7.14
                08/23/96          -7.05
                08/30/96          -6.69
                09/06/96          -8.24
                09/13/96          -7.56
                09/20/96         -11.06
                09/27/96         -11.06
                10/04/96          -8.61
                10/11/96          -9.41
                10/18/96          -9.98
                10/25/96          -8.58
                11/01/96          -7.01
                11/08/96          -8.31
                11/15/96          -8.33
                11/22/96          -6.53
                11/29/96          -6.06
                12/06/96          -6.67
                12/13/96          -8.31
                12/20/96          -7.49
                12/27/96          -7.50
                01/03/97          -2.42
                01/10/97          -2.91
                01/17/97          -4.65
                01/24/97          -4.10
                01/31/97          -4.59
                02/07/97          -6.75
                02/14/97          -4.64
                02/21/97          -5.39
                02/28/97          -5.50
                03/07/97          -5.84
                03/14/97          -6.37
                03/21/97          -7.52
                03/28/97          -6.62
                04/04/97          -5.48
                04/11/97          -8.81
                04/18/97          -9.76
                04/25/97          -8.52
                05/02/97          -4.51
                05/09/97          -5.78
                05/16/97          -6.07
                05/23/97          -5.54
                05/30/97          -4.63
                06/06/97          -5.10
                06/13/97          -4.86
                06/20/97          -2.54
                06/27/97          -4.29
                07/04/97          -3.85
                07/11/97          -5.37
                07/18/97          -5.83
                07/25/97          -5.19
                08/01/97          -4.98
                08/08/97          -5.83
                08/15/97          -7.84
                08/22/97          -7.39
                08/29/97          -4.69
                09/05/97          -5.95
                09/12/97          -6.23
                09/19/97          -6.51
                09/26/97          -6.04
                10/03/97          -2.24
                10/10/97          -3.85
                10/17/97          -5.14
                10/24/97          -4.83
                10/31/97          -5.17
                11/07/97          -4.25
                11/14/97          -5.54
                11/21/97          -6.70
                11/28/97          -6.12
                12/05/97          -4.31
                12/12/97          -4.45
                12/19/97          -6.32
                12/26/97          -6.21
                01/02/98          -0.90
                01/09/98          -2.11
                01/16/98          -0.12
                01/23/98          -4.31
                01/30/98          -3.58
                02/06/98          -3.64
                02/13/98          -4.74
                02/20/98          -4.66
                02/27/98          -4.46
                03/06/98          -4.80
                03/13/98          -5.95
                03/20/98          -4.37
                03/27/98          -5.18
                04/03/98          -6.45
                04/10/98          -5.09
                04/17/98          -5.80
                04/24/98          -6.63
                05/01/98          -4.22
                05/08/98          -5.89
                05/15/98          -6.81
                05/22/98          -5.52
                05/29/98          -4.96

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated
                                                                  FINANCIAL DATA
                                           PER SHARE OF COMMON STOCK (UNAUDITED)
                             ---------------------------------------------------

                                                                                                   DIVIDEND
                                                      DIVIDEND     NET ASSET         NYSE        REINVESTMENT
                                                        PAID         VALUE       CLOSING PRICE     PRICE(1)
                                                      --------     ---------     -------------   -------------
December 31, 1996...................................   $0.840       $15.57         $14.7500         $15.23
January 31, 1997....................................    0.087        15.46          14.7500          14.73
February 28, 1997...................................    0.087        15.74          14.7500          14.88
March 31, 1997......................................    0.087        15.95          15.1250          15.16
April 30, 1997......................................    0.087        15.84          14.8750          14.94
May 31, 1997........................................    0.087        15.99          15.2500          15.27
June 30, 1997.......................................    0.087        16.12          15.5625          15.59
July 31, 1997.......................................    0.087        16.55          15.9375          16.03
August 31, 1997.....................................    0.087        16.46          15.6875          15.86
September 30, 1997..................................    0.087        16.64          15.8750          16.12
October 31, 1997....................................    0.087        16.74          15.8750          15.98
November 30, 1997...................................    0.087        16.71          16.1875          15.92
December 31, 1997...................................    0.460        16.43          16.1250          16.40
January 31, 1998....................................    0.081        16.53          15.9375          15.98
February 28, 1998...................................    0.081        16.55          15.8125          15.80
March 31, 1998......................................    0.081        16.63          15.8125          15.82
April 30, 1998......................................    0.081        16.64          15.6250          15.68
May 31, 1998........................................    0.081        16.77          15.9375          15.98

---------------

(1) See ADDITIONAL INFORMATION; Dividend Reinvestment and Cash Purchase Plan on pages 23 and 24 of this report.

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS
MAY 31, 1998 (UNAUDITED)
--------------------------------------------

                                                   VALUE
SHARES/PAR                                        (NOTE 1)
----------                                        --------
PREFERRED STOCKS AND SECURITIES -- 96.2 %
  ADJUSTABLE RATE PREFERRED STOCKS -- 26.5 %
        UTILITIES -- 6.3 %
   24,920    Arizona Public Service Company,
               Series Q, Adj. Rate Pfd. ......  $  2,482,641
  194,960    New York State Electric & Gas
               Corporation,
               Series B, Adj. Rate Pfd. ......     4,703,410
             Niagara Mohawk Power Corporation:
  154,879    Series A, Adj. Rate Pfd. ........     3,823,575
   32,455    Series B, Adj. Rate Pfd. ........       824,560
   88,745    Series C, Adj. Rate Pfd. ........     2,249,131
                                                ------------
             TOTAL UTILITY ADJUSTABLE RATE
               PREFERRED STOCKS...............    14,083,317
                                                ------------
        BANKING -- 20.2 %
             BankAmerica Corporation:
    9,700    Series A, Adj. Rate Pfd. ........       485,606
   12,300    Series B, Adj. Rate Pfd. ........     1,231,538
             BankBoston Corporation:
   13,400    Series A, Adj. Rate Pfd. ........       670,000
  119,900    Series B, Adj. Rate Pfd. ........     5,995,000
   48,073    Series C, Adj. Rate Pfd. ........     4,795,282
             Bankers Trust New York
               Corporation:
  262,100      Series Q, Adj. Rate Pfd. ......     6,503,356
   68,200    Series R, Adj. Rate Pfd. ........     1,692,213
             Chase Manhattan Corporation:
   72,275    Series L, Adj. Rate Pfd. ........     7,222,983
   10,000    Series N, Adj. Rate Pfd. ........       250,000
             Citicorp:
   80,600    Series 18, Adj. Rate Pfd. .......     2,004,925
   42,400    Series 19, Adj. Rate Pfd. .......     1,054,700
             First Chicago NBD:
   30,175    Series B, Adj. Rate Pfd. ........     3,025,044
   34,000    Series C, Adj. Rate Pfd. ........     3,419,125
   54,100    Morgan (J.P.) & Company Inc.,
               Series A, Adj. Rate Pfd. ......     5,166,550
   12,200    Republic New York Corporation,
               Series D, Adj. Rate Pfd. ......       305,763
   20,000    Wells Fargo & Company, Series B,
               Adj. Rate Pfd. ................       982,500
                                                ------------
             TOTAL BANKING ADJUSTABLE RATE
               PREFERRED STOCKS...............    44,804,585
                                                ------------

                                                   VALUE
SHARES/PAR                                        (NOTE 1)
----------                                        --------
             TOTAL ADJUSTABLE RATE
               PREFERRED STOCKS...............  $ 58,887,902
                                                ------------
  FIXED RATE PREFERRED STOCKS AND SECURITIES -- 69.7 %
        UTILITIES -- 30.5 %
             Alabama Power Company:
   86,500    Class A, 6.40% Pfd. .............     2,211,156
   12,000    Series A, 7.125%, Sr. Notes......       295,950
   75,000    7.375% TOPRS.....................     1,898,438
   80,000    7.60% TOPRS......................     2,055,000
   25,500    Appalachian Power Company,
               Series A, 8.25% TOPRS..........       664,594
   21,100    Arizona Public Service Company,
               Series W, 7.25% Pfd. ..........       536,731
             Baltimore Gas & Electric Company:
    4,750    Series 1993, 6.70% Pfd. .........       539,125
   44,750    Series 1995, 6.99% Pfd. .........     5,263,719
   10,000    Boston Edison Company, 4.78%
               Pfd. ..........................       872,500
    5,000    Central Hudson Gas & Electric
               Corporation,
               Series D, 4.35% Pfd. ..........       395,625
   18,000    Columbus Southern Power Company,
               Series B, 7.92% Jr. Sub.
               Debt...........................       455,625
   33,800    Consolidated Edison Company
               of New York, Series A, 7.75%
               QUICS..........................       868,238
   80,850    CPL Capital, Series A, 8.00%
               QUIPS..........................     2,076,834
    6,870    Dayton Power & Light Company,
               Series C, 3.90% Pfd. ..........       500,651
             Duke Power Company:
    5,550    Series C, 4.50% Pfd. ............       477,994
    3,412    Series S, 7.85% Pfd. ............       397,072
      565    Series W, 7.00% Pfd. ............        63,774
   54,000    Duquesne Capital, Series A,
               8.375% MIPS....................     1,393,875
   26,000    Duquesne Light, 7.375% QUIBS.....       649,025
   10,900    El Paso, Tennessee Pipeline
               Company,
               Series A, 8.25% Pfd. ..........       618,575

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                        MAY 31, 1998 (UNAUDITED)
                 ---------------------------------------------------------------

                                                   VALUE
SHARES/PAR                                        (NOTE 1)
----------                                        --------
PREFERRED STOCKS AND SECURITIES (CONTINUED)
  FIXED RATE PREFERRED STOCKS AND SECURITIES (CONTINUED)
        UTILITIES (CONTINUED)
             Florida Power & Light Company:
   30,250    Series S, 6.98% Pfd. ............  $  3,403,125
   16,600    Series T, 7.05% Pfd. ............     1,884,100
   14,000    Georgia Power, 7.75% TOPRS.......       361,375
    8,000    Gulf Power Company, Series A,
               7.625% QUIPS...................       204,500
             Hawaiian Electric Industries:
   20,000    8.05% QUIPS......................       511,250
   22,100    8.36% TOPRS......................       575,981
             Illinois Power Company:
    4,530    Series A, 4.08% Pfd. ............       171,008
    8,960    Series D, 4.42% Pfd. ............       359,520
   29,370    Series E, 4.70% Pfd. ............     1,251,896
   14,250    Indianapolis Power & Light, 5.65%
               Pfd. ..........................     1,494,469
   10,000    Jersey Central Power & Light
               Company,
               Series K, 7.52% Sinking Fund
               Pfd. ..........................     1,045,625
   18,500    Long Island Lighting,
               7.95% Sinking Fund Pfd. .......       486,781
    8,500    Monongahela Power Company,
               Series L, $7.73 Pfd. ..........       996,625
   23,500    Monongahela Power,
               Series A, 8.00% QUIDS..........       612,469
    5,600    Montana Power Company,
               $6.875 Pfd. ...................       635,600
   10,000    MP&L Capital,
               8.05% QUIPS....................       256,875
             New York State Electric & Gas
               Corporation:
    5,000    6.30% Sinking Fund Pfd. .........       522,188
    6,956    6.48% Pfd. ......................       720,816
             Niagara Mohawk Power Corporation:
   30,111    7.85% Sinking Fund Pfd. .........       769,712
   58,135    9.50% Pfd. ......................     1,544,211
    3,500    Northern Indiana Public Service
               Company, 7.44% Pfd. ...........       360,938
   29,000    NSP Financing,
               7.875% TOPRS...................       748,563
   27,860    NVP Capital, Series A, 8.20%
               QUIPS..........................       715,654

                                                   VALUE
SHARES/PAR                                        (NOTE 1)
----------                                        --------
    6,170    Ohio Edison Company,
               4.40% Pfd. ....................  $    443,469
             Ohio Power Company:
   33,600    Series A, 8.16% QUIDS............       871,500
   15,500    Series B, 7.92% QUIDS............       392,344
   55,300    7.375% Sr. Notes.................     1,380,426
             PP&L Capital Trust:
  104,700    8.10% TOPRS......................     2,715,656
   22,630    8.20% TOPRS......................       586,966
   48,000    PSCO Capital Trust,
               7.60% TOPRS....................     1,203,000
   12,350    PSI Energy, Inc.,
               6.875% Pfd. ...................     1,392,463
   10,000    Public Service Company of New
               Mexico,
               4.58% Private Pfd. ............       631,250
1,950,000    Puget Sound Capital Trust,
               Series B, 8.231%
               6/1/27 Capital Security........     2,123,063
             Puget Sound Power & Light
               Company:
   12,988    7.75% Sinking Fund Pfd. .........     1,379,975
  100,200    Series II, 7.45% Pfd. ...........     2,880,750
    4,884    Rochester Gas & Electric
               Corporation,
               Series II, 4.10% Pfd. .........       358,364
   54,200    San Diego Gas & Electric Company,
               6.80% Pfd. ....................     1,548,088
   43,000    Sierra Pacific Capital,
               8.60% TOPRS....................     1,131,438
   49,000    South Carolina Electric & Gas,
               7.55% TOPRS....................     1,246,438
   35,000    Southwestern Public Service
               Company,
               7.85% TOPRS....................       894,688
   37,000    Transcanada Pipeline Ltd.,
               8.75% COPRS....................       978,188

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 1998 (UNAUDITED)
---------------------------------------------------------------

                                                   VALUE
SHARES/PAR                                        (NOTE 1)
----------                                        --------
PREFERRED STOCKS AND SECURITIES (CONTINUED)
  FIXED RATE PREFERRED STOCKS AND SECURITIES (CONTINUED)
        UTILITIES (CONTINUED)
3,000,000    Union Electric Power Company,
               7.69% 12/15/36 Capital
               Security.......................  $  3,138,750
    5,200    Virginia Electric & Power
               Company,
               $6.98 Pfd. ....................       585,650
                                                ------------
             TOTAL UTILITY FIXED RATE
               PREFERRED STOCKS AND
               SECURITIES.....................    67,750,248
                                                ------------
        BANKING -- 12.3 %
    2,250    ABN Amro North America,
               6.59% Pfd. 144A** .............     2,491,875
   21,158    Bankers Trust New York
               Corporation,
               Series O, 7.625% Pfd. .........       528,950
1,000,000    BankBoston Capital Trust,
               Series B, 7.75% 12/15/26
               Capital Security...............     1,048,750
  900,000    Bank of New York,
               7.78% 12/1/26 Capital Security
               144A** ........................       951,750
1,750,000    BNY Capital,
               Series B, 7.97% 12/31/26
               Capital Security...............     1,890,000
1,500,000    BT Preferred Capital Trust,
               7.875% 02/25/27 Capital
               Security.......................     1,554,375
2,800,000    Chase Capital,
               7.67% Capital Security.........     2,936,500
             Chase Manhattan Corporation:
  142,089    Series C, 10.84% Pfd. ...........     4,395,878
    5,000    Series G, 10.96% Pfd. ...........       147,344
1,000,000    CitiCorp Capital,
               8.015% 2/15/27 Capital
               Security.......................     1,086,250
1,500,000    First Hawaiian Capital,
               Series B, 8.343% 7/1/27 Capital
               Security.......................     1,633,125
             Fleet Financial Group, Inc.:
   20,000    Series E, 9.35% Pfd. ............       553,125
   38,100    Series G, 6.75% Pfd. ............     2,166,938
  700,000    Great Western Financial
               Corporation,
               8.206% 2/1/27 Capital
               Security.......................       757,750

                                                   VALUE
SHARES/PAR                                        (NOTE 1)
----------                                        --------
      810    La Salle National Corporation,
               6.46% Pfd. ....................  $    893,025
   35,500    NB Capital Trust,
               7.84% TOPRS....................       916,344
1,950,000    Republic NY Capital,
               7.53% 12/4/26 Capital
               Security.......................     2,030,438
    6,300    Republic New York Corporation,
               5.715% Pfd. ...................       329,963
1,000,000    Summit Bancorp,
               8.40% 3/15/27 Capital Security
               144A** ........................     1,111,250
                                                ------------
             TOTAL BANKING FIXED RATE
               PREFERRED STOCKS AND
               SECURITIES.....................    27,423,630
                                                ------------
        FINANCIAL SERVICES -- 12.3 %
   41,700    Bear Stearns Co,
               Series E, 6.15% Pfd. ..........     2,257,013
   27,000    DLJ Capital Trust,
               8.42% MIPS.....................       707,063
   10,000    Heller Financial,
               6.687% Pfd. 144A** ............     1,107,500
  133,300    Household International, Inc.,
               8.70% TOPRS....................     3,540,781
             Lehman Brothers Holdings Inc.:
   86,098    5.00% Conv. Pfd. ................     3,153,339
   62,988    Series A, 8.30% QUICS............     1,633,751
   52,000    Series C, 5.94% Pfd. ............     2,743,000
             Merrill Lynch & Company, Inc.:
   24,900    8.00% TOPRS......................       664,519
   90,600    Series A, 9.00% Pfd. ............     2,904,863
             Travelers Group:
    6,500    Series G, 6.213% Pfd. ...........       355,063
   82,950    Series H, 6.231% Pfd. ...........     4,572,619
   72,485    Series M, 5.864% Pfd. ...........     3,823,584
                                                ------------
             TOTAL FINANCIAL SERVICES FIXED
               RATE PREFERRED STOCKS AND
               SECURITIES.....................    27,463,095
                                                ------------
        INSURANCE -- 8.4 %
3,400,000    Allstate Financing,
               7.83% 12/01/45 Capital
               Security.......................     3,608,250

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                        MAY 31, 1998 (UNAUDITED)
                 ---------------------------------------------------------------

                                                   VALUE
SHARES/PAR                                        (NOTE 1)
----------                                        --------
PREFERRED STOCKS AND SECURITIES (CONTINUED)
  FIXED RATE PREFERRED STOCKS AND SECURITIES (CONTINUED)
        INSURANCE (CONTINUED)
  300,000    American General Capital,
               7.57% Capital Security
               144A** ........................  $    317,625
   63,481    Hartford Capital, Series B, 8.35%
               QUIPS..........................     1,686,214
4,200,000    MMI Capital Trust,
               Series B, 7.625% 12/15/27
               Capital Security...............     4,320,750
4,000,000    Orion Capital Trust,
               7.701% 4/15/28 Capital Security
               144A** ........................     4,115,000
1,000,000    Provident Companies Inc.,
               7.405% 3/15/38 Capital
               Security.......................     1,022,500
       35    Prudential Human Resources
               Management Company,
               6.30% Private, Sinking Fund
               Pfd............................     3,561,250
                                                ------------
             TOTAL INSURANCE FIXED RATE
               PREFERRED STOCKS AND
               SECURITIES.....................    18,631,589
                                                ------------
        MISCELLANEOUS INDUSTRIES -- 6.2 %
  118,300    Coastal Finance,
               8.375%, TOPRS..................     2,964,894
   55,000    Farmland Industries Inc.,
               8.00% Pfd. 144A** .............     3,478,750
    3,600    Time Warner Inc.,
               Series M, 10.25% Pfd. .........     4,165,200
   19,700    Union Texas Petro Holdings,
               Series A, 7.14% Pfd. ..........     2,430,488
    9,520    Viad Corporation,
               $4.75 Sinking Fund Pfd. .......       754,460
                                                ------------
             TOTAL MISCELLANEOUS FIXED RATE
               PREFERRED STOCKS AND
               SECURITIES.....................    13,793,792
                                                ------------
             TOTAL FIXED RATE PREFERRED STOCKS
               AND SECURITIES.................   155,062,354
                                                ------------
             TOTAL PREFERRED STOCKS
               AND SECURITIES
               (Cost $195,097,240)............   213,950,256
                                                ------------

                                                   VALUE
SHARES/PAR                                        (NOTE 1)
----------                                        --------
                                      COMMON STOCKS -- 2.3 %
        UTILITIES -- 2.3 %
    3,000    Energy East Corporation..........  $    122,250
   30,000    Nevada Power Company.............       719,063
   20,000    New England Electric System......       837,500
   11,200    Northern States Power Company....       635,950
   32,000    Scana Corporation................       924,000
   47,100    Wisconsin Energy Corporation.....     1,392,394
   16,700    WPS Resources Corporation........       522,919
                                                ------------
             TOTAL UTILITY COMMON STOCKS
               (Cost $4,632,336)..............     5,154,076
                                                ------------
MISCELLANEOUS SECURITIES -- 0.3 % (Cost $1,496,137)
             September Put Options on U.S.
               Treasury Bond Futures, expiring
               8/22/98+.......................       632,219
                                                ------------

COMMERCIAL PAPER -- 0.4 % (Cost $894,000)
 $894,000   General Electric Capital
              Corporation, 5.66% due
              06/01/98........................       894,000
                                                ------------
TOTAL INVESTMENTS (Cost $202,119,713*)... 99.2%  220,630,551
OTHER ASSETS AND LIABILITIES (Net).......  0.8     1,883,071
                                         -----  ------------
NET ASSETS...............................100.0% $222,513,622
                                         =====  ============

---------------

 * Aggregate cost for Federal tax purposes.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
 + Non-income producing.

ABBREVIATIONS (Note 6):
TOPRS  -- Trust Originated Preferred Securities
QUIPS  -- Quarterly Income Preferred Securities
MIPS   -- Monthly Income Preferred Securities
QUIDS  -- Quarterly Income Debt Securities
COPRS  -- Canadian Originated Preferred Securities
QUICS  -- Quarterly Income Capital Securities
QUIBS  -- Quarterly Interest Bonds

Capital Securities are debt instruments and the amounts shown in the Shares/Par column are dollar amounts of par value.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

Preferred Income Fund Incorporated
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1998 (UNAUDITED)
-------------------------------------------------------------

ASSETS:
  Investments, at value (Cost $202,119,713) (Note 1)
     See accompanying schedule..............................                   $220,630,551
  Cash......................................................                            148
  Receivable for securities sold............................                      1,695,480
  Dividends and interest receivable.........................                      1,783,349
  Prepaid expenses..........................................                         62,515
                                                                               ------------
          Total Assets......................................                    224,172,043
LIABILITIES:
  Payable for securities purchased..........................  $ 1,064,531
  Dividends payable to Common Shareholders..................      246,422
  Investment advisory fee payable (Note 2)..................      104,837
  Accrued expenses and other payables.......................      242,631
                                                              -----------
          Total Liabilities.................................                      1,658,421
                                                                               ------------
NET ASSETS..................................................                   $222,513,622
                                                                               ============
NET ASSETS consist of:
  Accumulated distributions in excess of net investment
     income (Note 1)........................................                   $   (234,498)
  Accumulated net realized gain on investments sold (Note
     1).....................................................                      4,883,323
  Unrealized appreciation of investments (Note 3)...........                     18,510,838
  Par value of Common Stock.................................                         98,386
  Paid-in capital in excess of par value of Common Stock....                    141,755,573
  Money Market Cumulative Preferred(TM) Stock (Note 5)......                     57,500,000
                                                                               ------------
          Total Net Assets..................................                   $222,513,622
                                                                               ============
                                                               PER SHARE
                                                               ---------
NET ASSETS AVAILABLE TO:
  Money Market Cumulative Preferred(TM) Stock (575 shares
     outstanding) redemption value..........................  $100,000.00      $ 57,500,000
  Accumulated undeclared dividends on Money Market
     Cumulative Preferred(TM) Stock.........................        45.83            26,354
                                                              -----------      ------------
                                                              $100,045.83        57,526,354
                                                              ===========
  Common Stock (9,838,571 shares outstanding)...............       $16.77       164,987,268
                                                                   ======      ------------
TOTAL NET ASSETS............................................                   $222,513,622
                                                                               ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                              Preferred Income Fund Incorporated
                                                         STATEMENT OF OPERATIONS
                               FOR THE SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)
                 ---------------------------------------------------------------

INVESTMENT INCOME:
     Dividends..............................................                $ 6,096,886
     Interest...............................................                  1,178,269
                                                                            -----------
          Total Investment Income...........................                  7,275,155
EXPENSES:
     Investment advisory fee (Note 2).......................  $614,004
     Administration fee (Note 2)............................   132,402
     Money Market Cumulative Preferred(TM) broker
      commissions and Auction Agent fees....................    73,073
     Legal and audit fees...................................    58,104
     Shareholder servicing agent fees (Note 2)..............    49,882
     Insurance expense......................................    38,961
     Directors' fees and expenses (Note 2)..................    30,141
     Economic consulting fee (Note 2).......................    22,667
     Custodian fees (Note 2)................................    16,068
     Other..................................................    78,754
                                                              --------
          Total Expenses....................................                  1,114,056
                                                                            -----------
NET INVESTMENT INCOME.......................................                  6,161,099
                                                                            -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  (Notes 1 and 3):
     Net realized gain on investments sold during the
      period................................................                  3,919,328
     Change in net unrealized appreciation of investments
      during the period.....................................                    408,861
                                                                            -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.............                  4,328,189
                                                                            -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........                $10,489,288
                                                                            ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated
STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------

                                                              SIX MONTHS ENDED
                                                                MAY 31, 1998          YEAR ENDED
                                                                 (UNAUDITED)       NOVEMBER 30, 1997
                                                              ----------------     -----------------
OPERATIONS:
     Net investment income..................................    $  6,161,099         $ 12,471,063
     Net realized gain on investments sold during the
       period...............................................       3,919,328            3,916,069
     Change in net unrealized appreciation of investments
       during the period....................................         408,861            5,935,201
                                                                ------------         ------------
     Net increase in net assets resulting from operations...      10,489,288           22,322,333
DISTRIBUTIONS:
     Dividends paid from net investment income to Money
       Market Cumulative Preferred(TM) Stock Shareholders
       (Note 5).............................................      (1,409,021)          (2,117,616)
     Distributions paid from net realized capital gains to
       Money Market Cumulative Preferred(TM) Stock
       Shareholders (Note 5)................................         (46,436)            (622,495)
     Dividends paid from net investment income to Common
       Stock Shareholders...................................      (5,595,194)         (11,293,196)
     Distributions paid from net realized capital gains to
       Common Stock Shareholders............................      (2,915,169)          (6,386,813)
                                                                ------------         ------------
NET INCREASE IN NET ASSETS FOR THE PERIOD...................         523,468            1,902,213
                                                                ------------         ------------
NET ASSETS:
     Beginning of period....................................     221,990,154          220,087,941
                                                                ------------         ------------
     End of period (including accumulated distributions in
       excess of net investment income and undistributed net
       investment income of $(234,498) and $608,618,
       respectively)........................................    $222,513,622         $221,990,154
                                                                ============         ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated
                                                            FINANCIAL HIGHLIGHTS
                          FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
           ---------------------------------------------------------------------

     Contained below is per share operating performance data, total investment returns, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.

                                                          SIX MONTHS
                                                            ENDED                        YEAR ENDED NOVEMBER 30,
                                                         MAY 31, 1998    --------------------------------------------------------
                                                         (UNAUDITED)       1997        1996        1995        1994        1993
                                                         ------------    --------    --------    --------    --------    --------
OPERATING PERFORMANCE:
Net asset value, beginning of period...................    $  16.71      $  16.50    $  15.80    $  14.74    $  18.39    $  18.59
                                                           --------      --------    --------    --------    --------    --------
Net investment income..................................        0.63          1.27        1.37        1.48        1.42        1.48
Net realized and unrealized gain/(loss) on
 investments...........................................        0.43          1.00        0.65        2.05       (2.06)       1.37
                                                           --------      --------    --------    --------    --------    --------
Net increase/(decrease) in net asset value.............        1.06          2.27        2.02        3.53       (0.64)       2.85
                                                           --------      --------    --------    --------    --------    --------
DISTRIBUTIONS:
Dividends paid from net investment income to MMP*
 Shareholders..........................................       (0.14)        (0.22)      (0.15)      (0.26)      (0.16)      (0.12)
Distributions paid from net realized capital gains to
 MMP* Shareholders.....................................       (0.00)#       (0.06)      (0.08)      (0.01)      (0.07)      (0.07)
Dividends paid from net investment income to Common
 Stock Shareholders....................................       (0.57)        (1.15)      (1.08)      (1.36)      (1.15)      (1.34)
Distributions paid from net realized capital gains to
 Common Stock Shareholders.............................       (0.30)        (0.65)         --       (0.83)      (1.64)      (1.51)
Change in accumulated undeclared dividends on MMP*.....        0.01          0.02       (0.01)      (0.01)       0.01       (0.01)
                                                           --------      --------    --------    --------    --------    --------
Total Distributions....................................       (1.00)        (2.06)      (1.32)      (2.47)      (3.01)      (3.05)
                                                           --------      --------    --------    --------    --------    --------
Net asset value, end of period.........................    $  16.77      $  16.71    $  16.50    $  15.80    $  14.74    $  18.39
                                                           ========      ========    ========    ========    ========    ========
Market value, end of period............................    $ 15.938      $ 16.188    $ 15.500    $ 14.125    $ 13.500    $ 18.375
                                                           ========      ========    ========    ========    ========    ========
Total investment return based on net asset value***....       5.80%        13.65%      12.78%      25.13%     (5.22)%      15.54%
                                                           ========      ========    ========    ========    ========    ========
Total investment return based on market value***.......       3.80%        17.20%      18.50%      22.14%    (13.12)%       9.33%
                                                           ========      ========    ========    ========    ========    ========
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK
 SHAREHOLDERS:
   Operating expenses..................................        1.36%**       1.34%       1.51%       1.55%       1.52%       1.50%
   Net investment income****...........................        5.88%**       6.22%       7.22%       8.33%       7.55%       7.33%
SUPPLEMENTAL DATA:
   Portfolio turnover rate.............................          52%           74%         98%         94%         98%        110%
   Net assets, end of period (in 000's)................    $222,514      $221,990    $220,088    $213,053    $199,386    $225,896
----------------------------------------------------
Ratio of operating expenses to Total Average Net Assets
 including MMP*........................................        1.01%**       0.99%       1.10%       1.11%       1.11%       1.11%

   * Money Market Cumulative Preferred(TM) Stock.
  ** Annualized.
 *** Assumes reinvestment of distributions at the price obtained by the Fund's
     Dividend Reinvestment Plan.
**** The net investment income ratios reflect income net of operating expenses and payments to MMP* Shareholders.
  #  Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated
FINANCIAL HIGHLIGHTS (CONTINUED)
------------------------------------------------------

     The table below sets out information with respect to Money Market Cumulative Preferred(TM) Stock currently outstanding.

                                      INVOLUNTARY         AVERAGE
                            ASSET     LIQUIDATING          MARKET
           TOTAL SHARES   COVERAGE     PREFERENCE          VALUE
           OUTSTANDING    PER SHARE   PER SHARE(1)   PER SHARE(1) & (2)
           ------------   ---------   ------------   ------------------
05/31/98*      575        $386,946      $100,000          $100,000
11/30/97       575         386,070       100,000           100,000
11/30/96       575         382,762       100,000           100,000
11/30/95       575         370,527       100,000           100,000
11/30/94       575         346,759       100,000           100,000
11/30/93       575         392,862       100,000           100,000
11/30/92       575         373,205       100,000           100,000
11/30/91       575         326,832       100,000           100,000

---------------

(1) Excludes accumulated undeclared dividends.

(2) See Note 5.

 *  Unaudited.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated
                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
        ------------------------------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES

     Preferred Income Fund Incorporated (the "Fund") is a diversified, closed-end management investment company organized as a Maryland corporation on September 28, 1990 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended. The Fund commenced operations on January 31, 1991. The policies described below are followed consistently by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

     Portfolio valuation: The net asset value of the Fund's Common Stock is determined by the Fund's administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund's net assets attributable to common shares by the number of shares of Common Stock outstanding. The value of the Fund's net assets attributable to common shares is deemed to equal the value of the Fund's total assets less (i) the Fund's liabilities, (ii) the aggregate liquidation value of the outstanding Money Market Cumulative Preferred(TM) Stock and (iii) accumulated and unpaid dividends on the outstanding Money Market Cumulative Preferred(TM) Stock. Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange on the day of valuation. In the absence of sales of listed securities and with respect to securities for which the most recent sale prices are not deemed to represent fair market value and unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices when quoted prices for investments are readily available. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are considered comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less, are valued at amortized cost.

     Securities transactions and investment income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded on the accrual basis.

     Option accounting principles: Upon the purchase of a put option by the Fund, the total purchase price paid is recorded as an investment. The market valuation is determined as set forth in the second preceding paragraph. When the Fund enters into a closing sale transaction, the Fund will record a gain or loss depending on the difference between the purchase and sale price. The risks associated with purchasing options and the maximum loss the Fund would incur are limited to the purchase price originally paid.

     Repurchase Agreements: The Fund may engage in repurchase agreement transactions. The Fund's Board of Directors reviews and approves periodically the eligibility of the banks and dealers with which the Fund enters into repurchase agreement transactions. The value of the collateral underlying such transactions is at least equal at all times to the total amount of the repurchase obligations, including

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

interest. The Fund maintains possession of the collateral and, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is the possibility of loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.

     Dividends and distributions to shareholders: The Fund expects to declare dividends on a monthly basis to shareholders of Common Stock. The shareholders of Money Market Cumulative Preferred(TM) Stock are entitled to receive cumulative cash dividends as declared by the Fund's Board of Directors. Distributions to shareholders are recorded on the ex-dividend date. Any net realized short-term capital gains will be distributed to shareholders at least annually. Any net realized long-term capital gains may be distributed to shareholders at least annually or may be retained by the Fund as determined by the Fund's Board of Directors. Capital gains retained by the Fund are subject to tax at the corporate tax rate. Subject to the Fund qualifying as a regulated investment company, any taxes paid by the Fund on such net realized long-term gains may be used by the Fund's Shareholders as a credit against their own tax liabilities.

     Federal income taxes: The Fund intends to qualify as a regulated investment company by complying with the requirements under subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its taxable net investment income to its shareholders. Therefore, no Federal income tax provision is required.

     Income and capital gain distributions are determined and characterized in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to (1) differing treatments of income and gains on various investment securities held by the Fund, including timing differences, (2) the attribution of expenses against certain components of taxable investment income, and (3) federal regulations requiring proportional allocation of income and gains to all classes of Shareholders.

     The Internal Revenue Code of 1986, as amended, imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least (1) 98% of the sum of its net investment income for that year and its capital gains (both long-term and short-term) for its fiscal year and (2) certain undistributed amounts from previous years.

     Other: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY FEE, DIRECTORS' FEES, ECONOMIC CONSULTING FEE, ADMINISTRATION FEE AND TRANSFER AGENT FEE

     Flaherty & Crumrine Incorporated (the "Adviser") serves as the Fund's Investment Adviser. The Fund pays the Adviser a monthly fee at an annual rate of 0.625% of the value of the Fund's average

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

monthly net assets up to $100 million and 0.50% of the value of the Fund's average monthly net assets in excess of $100 million.

     The Fund currently pays each Director who is not a director, officer or employee of the Adviser a fee of $9,000 per annum, plus $500 for each in-person meeting of the Board of Directors or any committee and $100 for each telephone meeting. In addition, the Fund will reimburse all Directors for travel and out-of-pocket expenses incurred in connection with such meetings.

     Primark Decision Economics Inc. ("Primark"), serves as the Fund's Economic Consultant. The Fund pays Primark an annual fee equal to $45,333 for services provided.

     First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly owned subsidiary of First Data Corporation, serves as the Fund's Administrator and Transfer Agent. As Administrator, Investor Services Group calculates the net asset value of the Fund's shares and generally assists in all aspects of the Fund's administration and operation. As compensation for Investor Services Group's services as Administrator, the Fund pays Investor Services Group a monthly fee at an annual rate of 0.12% of the Fund's average monthly net assets. Boston Safe Deposit and Trust Company ("Boston Safe"), a wholly owned subsidiary of Mellon Bank Corporation, serves as the Fund's Custodian. As compensation for Boston Safe's services as Custodian, the Fund pays Boston Safe a monthly fee at an annual rate of 0.01% of the Fund's average monthly net assets. Investor Services Group also serves as the Fund's Common Stock servicing agent (transfer agent), dividend-paying agent and registrar, and as compensation for Investor Services Group's services as transfer agent, the Fund pays Investor Services Group a fee at an annual rate of 0.02% of the Fund's average monthly net assets plus certain out-of-pocket expenses.

     Chase Manhattan Bank ("Auction Agent") serves as the Fund's Money Market Cumulative Preferred(TM) Stock transfer agent, registrar, dividend disbursing agent and redemption agent.

3.  PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities for the six months ended May 31, 1998, excluding short-term investments, aggregated $112,383,033 and $118,165,142, respectively.

     At May 31, 1998, aggregate gross unrealized appreciation for all securities in which there is an excess of value over cost was $19,402,295 and aggregate gross unrealized depreciation for all securities in which there is an excess of cost over value was $891,457.

4.  COMMON STOCK

     At May 31, 1998, 240,000,000 shares of $0.01 par value Common Stock were authorized. There were no Common Stock transactions for the six months ended May 31, 1998 and the year ended November 30, 1997.

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

5.  MONEY MARKET CUMULATIVE PREFERRED(TM) STOCK

     The Fund's Articles of Incorporation authorize the issuance of up to 10,000,000 shares of $0.01 par value preferred stock. On April 17, 1991, the Fund received proceeds from the public offering of 575 shares of Money Market Cumulative Preferred(TM) Stock of $57,500,000 before offering costs of $234,375 and underwriting discounts and commissions paid directly to Lehman Brothers Inc. of $1,006,250. The Money Market Cumulative Preferred(TM) Stock is senior to the Common Stock and results in the financial leveraging of the Common Stock. Such leveraging tends to magnify both the risks and opportunities to Common Stock Shareholders. Dividends on shares of Money Market Cumulative Preferred(TM) Stock are cumulative.

     The Fund is required to meet certain asset coverage tests with respect to the Money Market Cumulative Preferred(TM) Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, Money Market Cumulative Preferred(TM) Stock at a redemption price of $100,000 per share plus an amount equal to the accumulated and unpaid dividends on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset requirements could restrict the Fund's ability to pay dividends to Common Stock Shareholders and could lead to sales of portfolio securities at inopportune times.

     If the Fund allocates any net gains or income ineligible for the Dividends Received Deduction to shares of the Money Market Cumulative Preferred(TM) Stock, the Fund is required to make additional distributions to Money Market Cumulative Preferred(TM) Stock Shareholders or to pay a higher dividend rate in amounts needed to provide a return, net of tax, equal to the return had such originally paid distributions been eligible for the Dividends Received Deduction.

     An auction of the Money Market Cumulative Preferred(TM) Stock is generally held every 49 days. Existing shareholders may submit an order to hold, bid or sell such shares at par value on each auction date. Money Market Cumulative Preferred(TM) Stock Shareholders may also trade shares in the secondary market between auction dates.

     At May 31, 1998, 575 shares of Money Market Cumulative Preferred(TM) Stock were outstanding at the annual rate of 4.125%. The dividend rate, as set by the auction process, is generally expected to vary with short-term interest rates. These rates may vary in a manner unrelated to the income received on the Fund's assets, which could have either a beneficial or detrimental impact on net investment income and gains available to Common Stock Shareholders. While the Fund expects to structure the portfolio holdings and hedging transactions to lessen such risks to Common Stock Shareholders, there can be no assurance that such results will be attained.

6.  PORTFOLIO INVESTMENTS, CONCENTRATION AND INVESTMENT QUALITY

     The Fund invests primarily in adjustable and fixed rate preferred securities. Under normal market conditions, the Fund invests at least 25% of its assets in securities issued by utilities and at least 25% of

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

its assets in securities issued by companies in the banking industry. The Fund's portfolio may therefore be subject to greater risk and market fluctuation than a portfolio of securities representing a broader range of investment alternatives. The risks could adversely affect the ability and inclination of companies in these industries to declare and pay dividends or interest and the ability of holders of securities of such companies to realize any value from the assets of the issuer upon liquidation or bankruptcy. The Fund may invest up to 15% of its assets at the time of purchase in securities rated below investment grade, provided that no such investment may be rated below both "Ba" by Moody's Investors Service, Inc. and "BB" by Standard & Poor's Rating Group or judged to be comparable in quality at the time of purchase; however, any such securities must be issued by an issuer having an outstanding class of senior debt rated investment grade. On May 3, 1997, the Fund amended its investment policy to permit the Fund to invest up to 15% of its assets in common stock. The Fund's investment policy regarding debt securities was amended on July 21, 1995. The amended policy allows the Fund to invest up to 35% of its assets collectively in the following: Trust Originated Preferred Securities ("TOPRS"), Monthly Income Preferred Shares ("MIPS"), Quarterly Income Debt Securities ("QUIDS"), Quarterly Income Preferred Shares ("QUIPS"), Canadian Originated Preferred Securities ("COPRS"), Quarterly Income Capital Shares ("QUICS"), and similarly-structured instruments commonly referred to as hybrid or taxable preferreds, subject to the quality standards set forth above. The Fund's investment policy was further amended on October 17, 1997, to clarify that the foregoing 35% limitation only applies to such TOPRS, MIPS, QUIDS, QUIPS, COPRS, QUICS and analogous securities that the Fund's Adviser deems to be debt-like in key characteristics.

7.  SPECIAL INVESTMENT TECHNIQUES

     The Fund may employ certain investment techniques in accordance with its fundamental investment policies. These may include the use of when-issued and delayed delivery transactions. Securities purchased or sold on a when-issued or delayed delivery basis may be settled within 45 days after the date of the transaction. Such transactions may expose the Fund to credit and market valuation risk greater than that associated with regular trade settlement procedures. The Fund may also enter into transactions, in accordance with its fundamental investment policies, involving any or all of the following: lending of portfolio securities, short sales of securities, futures contracts, options on futures contracts, and options on securities. With the exception of purchasing securities on a when-issued or delayed delivery basis or lending portfolio securities, these transactions are used for hedging or other appropriate risk-management purposes or, under certain other circumstances, to increase income. As of May 31, 1998, the Fund owned put options on U.S. Treasury bond futures contracts. No assurance can be given that such transactions will achieve their desired purposes or will result in an overall reduction of risk to the Fund.

--------------------------------------------------------------------------------

Preferred Income Fund Incorporated
QUARTERLY RESULTS OF INVESTMENT OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 AVAILABLE TO COMMON STOCK SHAREHOLDERS
                                                 ----------------------------------------------------------------------
                                                                              NET REALIZED            NET INCREASE/
                                                                             AND UNREALIZED           (DECREASE) IN
                                                                               GAIN/(LOSS)           NET ASSETS FROM
                           INVESTMENT INCOME     NET INVESTMENT INCOME       ON INVESTMENTS            OPERATIONS
                          --------------------   ----------------------   ---------------------   ---------------------
 QUARTER                                 PER                     PER                      PER                     PER
  ENDED                     TOTAL      SHARE*       TOTAL       SHARE*       TOTAL      SHARE*       TOTAL      SHARE*
 -------                    -----      ------       -----       ------       -----      ------       -----      ------
02/28/96                  $3,825,761    $0.39    $2,608,007     $0.27     $(4,650,657)  $(0.47)   $(2,042,650)  $(0.20)
05/31/96                   4,011,439     0.41     2,859,221      0.29       2,737,954     0.27      5,597,175     0.56
08/31/96                   4,109,920     0.41     3,388,047      0.34      (1,126,981)   (0.11)     2,261,066     0.23
11/30/96                   3,839,482     0.39     3,009,704      0.31       9,458,469     0.96     12,468,173     1.27
02/28/97                   3,461,758     0.35     2,921,492      0.29         366,250     0.04      3,287,742     0.33
05/31/97                   3,693,092     0.38     3,207,492      0.33       2,423,903     0.25      5,631,395     0.58
08/31/97                   3,698,518     0.38     3,143,252      0.32       4,708,452     0.47      7,851,704     0.79
11/30/97                   3,756,306     0.38     3,198,827      0.33       2,352,665     0.24      5,551,492     0.57
02/28/98                   3,722,217     0.38     3,172,006      0.32       2,143,192     0.22      5,315,198     0.54
05/31/98                   3,552,938     0.36     2,989,093      0.31       2,184,997     0.21      5,174,090     0.52

---------------

* Per share of common stock.

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated
                                              ADDITIONAL INFORMATION (UNAUDITED)
                     -----------------------------------------------------------

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     Under the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"), a shareholder whose Common Stock is registered in his own name will have all distributions reinvested automatically by Investor Services Group as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") may be reinvested by the broker or nominee in additional shares under the Plan, but only if the service is provided by the broker or nominee, unless the shareholder elects to receive distributions in cash. A shareholder who holds Common Stock registered in the name of a broker or other nominee may not be able to transfer the Common Stock to another broker or nominee and continue to participate in the Plan. Investors who own Common Stock registered in street name should consult their broker or nominee for details regarding reinvestment.

     The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. Whenever the market price per share of the Fund's Common Stock is equal to or exceeds the net asset value per share on the valuation date, participants in the Plan will be issued new shares valued at the higher of net asset value or 95% of the then current market value. Otherwise, Investor Services Group will buy shares of the Fund's Common Stock in the open market, on the New York Stock Exchange or elsewhere, on or shortly after the payment date of the dividend or distribution and continuing until the ex-dividend date of the Fund's next distribution to holders of the Common Stock or until it has expended for such purchases all of the cash that would otherwise be payable to the participants. The number of purchased shares that will then be credited to the participants' accounts will be based on the average per share purchase price of the shares so purchased, including brokerage commissions. If Investor Services Group commences purchases in the open market and the then current market price of the shares (plus any estimated brokerage commissions) subsequently exceeds their net asset value most recently determined before the completion of the purchases, Investor Services Group will attempt to terminate purchases in the open market and cause the Fund to issue the remaining dividend or distribution in shares. In this case, the number of shares received by the participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. These remaining shares will be issued by the Fund at the higher of net asset value or 95% of the then current market value.

     Plan participants are not subject to any charge for reinvesting dividends or capital gains distributions. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to Investor Services Group's open market purchases in connection with the reinvestment of dividends or capital gains distributions. For the six months ended May 31, 1998, $4,255 in brokerage commissions were incurred.

     The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on the dividend

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------

payment date, a dividend or distribution in an amount equal to the cash that the participant could have received instead of shares.

     In addition to acquiring shares of Common Stock through the reinvestment of cash dividends and distributions, a shareholder may invest any further amounts from $100 to $3,000 semi-annually at the then current market price in shares purchased through the Plan. Such semi-annual investments are subject to any brokerage commission charges incurred.

     A shareholder whose Common Stock is registered in his or her own name may terminate participation in the Plan at any time by notifying Investor Services Group in writing, by completing the form on the back of the Plan account statement and forwarding it to Investor Services Group or by calling Investor Services Group directly. A termination will be effective immediately if notice is received by Investor Services Group not less than 10 days before any dividend or distribution record date. Otherwise, the termination will be effective, and only with respect to any subsequent dividends or distributions, on the first day after the dividend or distribution has been credited to the participant's account in additional shares of the Fund. Upon termination and according to a participant's instructions, Investor Services Group will either (a) issue certificates for the whole shares credited to the shareholder's Plan account and a check representing any fractional shares or (b) sell the shares in the market. Shareholders who hold Common Stock registered in the name of a broker or other nominee should consult their broker or nominee to terminate participation.

     The Plan is described in more detail in the Fund's Plan brochure. Information concerning the Plan may be obtained from Investor Services Group at 1-800-331-1710.

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated
                                  ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
  ------------------------------------------------------------------------------

MEETING OF SHAREHOLDERS

     On April 17, 1998, the Fund held its Annual Meeting of Shareholders (the "Meeting") to (1) elect two Directors of the Fund ("Proposal 1"), (2) ratify the selection of Coopers & Lybrand L.L.P. as independent accountants for the Fund for the fiscal year ending November 30, 1998 ("Proposal 2"), and (3) approve an amendment to the Fund's Articles of Incorporation to require a "super-majority" vote to change the Fund's investment objective, its diversified status or its policy against investing for the purpose of gaining control of a company ("Proposal 3"). With respect to Proposal 3, the Meeting was adjourned and reconvened on May 15, 1998. The results of each proposal are as follows:

PROPOSAL 1:  ELECTION OF DIRECTORS.

NAME                                                             FOR       WITHHELD    UNVOTED
----                                                             ---       --------    -------
Common Stock
  Robert T. Flaherty........................................  9,263,359    152,594       --
Preferred Stock
  Morgan Gust...............................................        397      --          --

Martin Brody, Donald F. Crumrine, David Gale and Robert F. Wulf continue to serve in their capacities as Directors of the Fund.

PROPOSAL 2:  RATIFY THE SELECTION OF COOPERS & LYBRAND L.L.P. AS INDEPENDENT
             ACCOUNTANTS.

                                                                 FOR       AGAINST    ABSTAINED
                                                                 ---       -------    ---------
Common Stock and Preferred Stock
  (voting together as a single class)
Voted.......................................................  9,235,372     54,021     126,958

PROPOSAL 3:  APPROVE AN AMENDMENT TO THE FUND'S ARTICLES OF INCORPORATION.

                                                                 FOR       AGAINST    ABSTAINED
                                                                 ---       -------    ---------
Common Stock
  (voting as a single class)
Voted.......................................................  5,101,818    145,713     199,671
Preferred Stock
  (voting as a single class)
Voted.......................................................        356      --             41

     DIRECTORS
       Martin Brody
       Donald F. Crumrine, CFA
       Robert T. Flaherty, CFA
       David Gale
       Morgan Gust
       Robert F. Wulf, CFA

     OFFICERS
       Robert T. Flaherty, CFA
         Chairman of the Board
         and President
       Donald F. Crumrine, CFA
         Vice President
         and Secretary
       Robert M. Ettinger, CFA
         Vice President
       Peter C. Stimes, CFA
         Vice President
         and Treasurer
       Carl D. Johns
         Assistant Treasurer

     INVESTMENT ADVISER
       Flaherty & Crumrine Incorporated
       e-mail: flaherty@westworld.com

     QUESTIONS CONCERNING YOUR SHARES OF PREFERRED
       INCOME FUND?
       - If your shares are held in a Brokerage
         Account, contact your Broker.
       - If you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent & Shareholder Servicing Agent --
               First Data Investor Services Group, Inc.
                    P.O. Box 1376
                    Boston, MA 02104
                    1-800-331-1710

     THIS REPORT IS SENT TO SHAREHOLDERS OF PREFERRED INCOME FUND
     INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

     3201  4/98

                            [Preferred Income Fund]

                                  Semi-Annual
                                     Report

                                  May 31, 1998